Mining rights	12 Months Ended
Dec. 31, 2020
Mining rights
Mining rights
12	Mining rights

The movements in the carrying amount of mining rights during the years are as follows:

	2020	2019

Beginning of the year
Cost	2,472,886	2,406,567
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,577,505	1,511,186

Movements:
Addition	33,981	66,319
Impairment charge for the year	—	—

End of the year	1,611,486	1,577,505

Cost	2,506,867	2,472,886
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,577,505

In 2020, no impairment losses for mining rights (2019: Nil) have been recognized.